UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4260
                                   ------------


                       AXP GOVERNMENT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    2/28
                         --------------

                             PORTFOLIO HOLDINGS FOR
                           RIVERSOURCE SHORT DURATION
                              U.S. GOVERNMENT FUND
                                AT FEB. 28, 2006


Investments in Securities

RiverSource Short Duration U.S. Government Fund

Feb. 28, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (102.2%)

Issuer                 Coupon               Principal          Value(a)
                        rate                  amount

U.S. Government Obligations & Agencies (47.3%)
Federal Farm Credit Bank
     07-17-06           2.13%             $15,100,000       $14,950,057
     10-02-06           2.38               14,600,000        14,389,979
     10-10-08           4.25                6,015,000         5,923,758
Federal Home Loan Bank
     05-15-06           3.00               25,570,000        25,473,857
     09-15-06           3.50               30,000,000        29,776,410
     10-19-07           4.13               35,000,000        34,565,720
     01-18-08           4.63               22,000,000        21,886,480
     04-18-08           4.13               22,660,000        22,314,231
     11-21-08           4.63                6,500,000         6,450,496
Federal Home Loan Mtge Corp
     09-15-06           3.63               34,500,000        34,270,920
     01-30-07           3.00               10,950,000        10,736,355
     08-17-07           4.00               16,890,000        16,670,362
     10-15-08           5.13               11,385,000        11,441,105
Federal Natl Mtge Assn
     03-02-07           3.00               16,000,000        15,696,912
     10-15-08           4.50               22,165,000        21,937,432
U.S. Treasury
     06-30-07           3.63               89,109,000(b)     87,848,910
     09-30-07           4.00               15,520,000        15,352,679
     11-30-07           4.25               39,901,000(b)     39,600,186
     02-15-08           3.38              103,005,000(b,l)  100,518,357
     02-15-16           4.50               16,625,000(b)     16,562,656
     08-15-23           6.25                4,355,000         5,149,448
     02-15-26           6.00                7,160,000         8,368,808
Total                                                       559,885,118

Commercial Mortgage-Backed (0.6%)(f)
Federal Natl Mtge Assn #360800
     01-01-09           5.74                3,153,405         3,177,692
Federal Natl Mtge Assn #381990
     10-01-09           7.11                4,227,753         4,475,275
Total                                                         7,652,967


Bonds (continued)

Issuer                 Coupon               Principal          Value(a)
                        rate                  amount

Mortgage-Backed (54.4%)(f,g)
Bear Stearns Alternative Trust
    Collateralized Mtge Obligation
    Series 2005-5 Cl 1A1
     07-25-35           4.80%              $6,022,552(m)     $6,031,707
Countrywide Alternative Loan Trust
    Collateralized Mtge Obligation
    Series 2005-6CB Cl 1A1
     04-25-35           7.50                2,309,780         2,384,979
Countrywide Alternative Loan Trust
    Collateralized Mtge Obligation
    Series 2006-2CB Cl A11
     03-25-36           6.00                7,657,648         7,632,419
Countrywide Home Loans
    Collateralized Mtge Obligation
    Series 2005-R2 Cl 2A1
     06-25-35           7.00                7,219,920(d)      7,481,132
CS First Boston Mtge Securities
    Collateralized Mtge Obligation
    Series 2005-10 Cl 4A1
     11-25-35           6.50                4,764,788         4,835,823
CS First Boston Mtge Securities
    Collateralized Mtge Obligation
    Series 2005-8 Cl 7A1
     09-25-35           7.00                6,079,904         6,203,923
Federal Home Loan Mtge Corp #782436
     10-01-34           4.99                4,796,138(k)      4,734,507
Federal Home Loan Mtge Corp #A18107
     01-01-34           5.50                3,997,409         3,969,126
Federal Home Loan Mtge Corp #B16408
     09-01-19           5.50                1,657,273         1,663,794
Federal Home Loan Mtge Corp #B16409
     09-01-19           5.50                2,334,182         2,343,367
Federal Home Loan Mtge Corp #C00351
     07-01-24           8.00                  379,334           406,395
Federal Home Loan Mtge Corp #C00385
     01-01-25           9.00                  578,342           635,748
Federal Home Loan Mtge Corp #C80329
     08-01-25           8.00                  119,858           128,334

Bonds (continued)

Issuer                 Coupon               Principal          Value(a)
                        rate                  amount

Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp #D54959
     07-01-24           8.00%                 $45,725           $48,987
Federal Home Loan Mtge Corp #E00398
     10-01-10           7.00                  741,625           763,061
Federal Home Loan Mtge Corp #E81240
     06-01-15           7.50                6,218,702         6,595,677
Federal Home Loan Mtge Corp #E90650
     07-01-12           5.50                  399,209           401,205
Federal Home Loan Mtge Corp #E92454
     11-01-17           5.00                4,376,176         4,327,535
Federal Home Loan Mtge Corp #E93465
     11-01-17           5.50                7,760,684         7,795,255
Federal Home Loan Mtge Corp #E95379
     02-01-13           5.00                2,851,607         2,812,427
Federal Home Loan Mtge Corp #E95668
     04-01-13           5.00                  570,553           562,704
Federal Home Loan Mtge Corp #E95691
     05-01-13           4.50                  518,469           504,783
Federal Home Loan Mtge Corp #E95845
     04-01-13           4.50                  746,588           726,056
Federal Home Loan Mtge Corp #E95968
     04-01-13           4.50                  991,295           964,206
Federal Home Loan Mtge Corp #E95972
     04-01-13           5.00                2,339,955         2,307,197
Federal Home Loan Mtge Corp #E96172
     05-01-13           4.50                5,166,300         5,025,299
Federal Home Loan Mtge Corp #E96236
     05-01-13           4.50                6,229,527         6,059,350
Federal Home Loan Mtge Corp #E96351
     05-01-13           4.50                5,694,353         5,539,863
Federal Home Loan Mtge Corp #G00363
     06-01-25           8.00                  473,678           507,175
Federal Home Loan Mtge Corp #G00501
     05-01-26           9.00                  863,285           947,220
Federal Home Loan Mtge Corp #G10669
     03-01-12           7.50                3,138,215         3,298,902
Federal Home Loan Mtge Corp #G11243
     04-01-17           6.50               20,697,172        21,267,704


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
     AT FEB. 28, 2006

Issuer                 Coupon               Principal          Value(a)
                        rate                  amount

Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp #M30074
     09-01-09           6.50%                $208,531          $213,595
Federal Home Loan Mtge Corp
    Collateralized Mtge Obligation
     06-15-16           7.00               10,388,312        10,686,933
     12-15-28           5.50                2,500,000         2,496,415
Federal Home Loan Mtge Corp
    Collateralized Mtge Obligation
    Interest Only
     12-15-12          12.70                7,638,045(i)        312,844
     02-15-14          17.16                7,860,726(i)        428,331
     03-15-25          10.87                9,409,416(i)        678,339
Federal Home Loan Mtge Corp
    Collateralized Mtge Obligation
    Interest Only/Inverse Floater
     11-15-19          19.20                9,233,835(h,i)      665,483
     03-15-32          15.04                2,241,905(h,i)      183,540
Federal Home Loan Mtge Corp
    Interest Only
     01-01-20          17.05                   11,947(i)          2,647
Federal Natl Mtge Assn
     03-01-36           5.00               13,000,000(e)     12,626,250
     03-01-36           5.50                7,000,000(e)      6,934,375
     03-01-36           6.00               22,500,000(e)     22,703,894
     03-01-36           6.50               16,600,000(e)     16,994,250
Federal Natl Mtge Assn #124528
     10-01-07           7.50                  223,047           226,190
Federal Natl Mtge Assn #125032
     11-01-21           8.00                  200,800           214,404
Federal Natl Mtge Assn #190129
     11-01-23           6.00                1,412,929         1,429,419
Federal Natl Mtge Assn #190764
     09-01-07           8.50                   29,988            29,990
Federal Natl Mtge Assn #190785
     05-01-09           7.50                  901,689           914,394
Federal Natl Mtge Assn #190988
     06-01-24           9.00                  447,313           481,619
Federal Natl Mtge Assn #254384
     06-01-17           7.00                  586,973           605,499
Federal Natl Mtge Assn #254454
     08-01-17           7.00                1,060,446         1,093,917
Federal Natl Mtge Assn #254723
     05-01-23           5.50               12,481,648        12,481,877
Federal Natl Mtge Assn #254748
     04-01-13           5.50               10,571,139        10,620,692
Federal Natl Mtge Assn #254757
     05-01-13           5.00               13,910,361        13,695,843
Federal Natl Mtge Assn #254774
     05-01-13           5.50                3,361,313         3,382,321
Federal Natl Mtge Assn #254864
     08-01-13           4.50                7,064,974         6,860,076
Federal Natl Mtge Assn #255501
     09-01-14           6.00                1,493,627         1,524,766
Federal Natl Mtge Assn #303885
     05-01-26           7.50                  667,607           700,622
Federal Natl Mtge Assn #313007
     07-01-11           7.50                  513,520           533,033
Federal Natl Mtge Assn #313428
     12-01-08           7.50                  360,769           365,852

Bonds (continued)

Issuer                 Coupon               Principal          Value(a)
                        rate                  amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #336512
     02-01-26           6.00%                 $67,488           $68,322
Federal Natl Mtge Assn #357485
     02-01-34           5.50               17,333,028        17,210,254
Federal Natl Mtge Assn #407327
     01-01-14           5.50                  686,740           691,264
Federal Natl Mtge Assn #456374
     12-01-13           5.50                1,326,244         1,334,981
Federal Natl Mtge Assn #508402
     08-01-14           6.50                  340,232           349,364
Federal Natl Mtge Assn #545818
     07-01-17           6.00               21,945,513        22,413,986
Federal Natl Mtge Assn #545864
     08-01-17           5.50               16,909,531        17,015,577
Federal Natl Mtge Assn #545910
     08-01-17           6.00                3,305,627         3,376,183
Federal Natl Mtge Assn #555063
     11-01-17           5.50               12,196,764        12,271,101
Federal Natl Mtge Assn #555367
     03-01-33           6.00               14,013,856        14,169,105
Federal Natl Mtge Assn #579485
     04-01-31           6.50                3,047,813         3,146,907
Federal Natl Mtge Assn #593829
     12-01-28           7.00                2,030,600         2,107,687
Federal Natl Mtge Assn #601416
     11-01-31           6.50                1,214,787         1,253,901
Federal Natl Mtge Assn #630993
     09-01-31           7.50                2,807,721         2,945,000
Federal Natl Mtge Assn #648040
     06-01-32           6.50                3,212,982         3,296,327
Federal Natl Mtge Assn #648349
     06-01-17           6.00               10,957,888        11,191,769
Federal Natl Mtge Assn #650501
     06-01-17           6.50                2,474,235         2,541,767
Federal Natl Mtge Assn #651284
     07-01-17           6.00                2,282,322         2,331,044
Federal Natl Mtge Assn #662866
     11-01-17           6.00                1,376,817         1,417,825
Federal Natl Mtge Assn #665752
     09-01-32           6.50                1,707,452         1,751,743
Federal Natl Mtge Assn #670782
     11-01-12           5.00                  668,794           658,595
Federal Natl Mtge Assn #670830
     12-01-12           5.00                  957,649           953,338
Federal Natl Mtge Assn #671415
     01-01-10           5.00                  547,856           545,382
Federal Natl Mtge Assn #678938
     02-01-18           5.50                3,576,222         3,598,171
Federal Natl Mtge Assn #678940
     02-01-18           5.50                3,194,003         3,213,600
Federal Natl Mtge Assn #678944
     01-01-18           5.50                1,552,523         1,562,112
Federal Natl Mtge Assn #686227
     02-01-18           5.50                4,518,739         4,546,125
Federal Natl Mtge Assn #695838
     04-01-18           5.50                5,673,074         5,707,347
Federal Natl Mtge Assn #696154
     04-01-33           4.56                7,833,212(k)      7,740,044
Federal Natl Mtge Assn #696837
     04-01-18           5.50                4,640,504         4,668,696

Bonds (continued)

Issuer                 Coupon               Principal          Value(a)
                        rate                  amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #703440
     05-01-18           5.50%              $1,043,550        $1,049,276
Federal Natl Mtge Assn #704610
     06-01-33           5.50               14,761,312        14,656,755
Federal Natl Mtge Assn #705114
     05-01-33           4.60                7,461,806(k)      7,380,326
Federal Natl Mtge Assn #709527
     06-01-18           5.50                  704,785           708,975
Federal Natl Mtge Assn #712602
     06-01-13           5.00                2,072,738         2,040,941
Federal Natl Mtge Assn #722325
     07-01-33           4.97                6,170,778(k)      6,085,683
Federal Natl Mtge Assn #722589
     08-01-33           3.20                  849,539(k)        868,885
Federal Natl Mtge Assn #725232
     03-01-34           5.00               12,523,157        12,211,926
Federal Natl Mtge Assn #725425
     04-01-34           5.50               12,510,009        12,421,398
Federal Natl Mtge Assn #725431
     08-01-15           5.50               14,095,711        14,188,573
Federal Natl Mtge Assn #725737
     08-01-34           4.54                4,777,105(k)      4,735,448
Federal Natl Mtge Assn #730632
     08-01-33           4.11                2,835,822(k)      2,747,351
Federal Natl Mtge Assn #739243
     09-01-33           6.00                4,049,449         4,090,891
Federal Natl Mtge Assn #739331
     09-01-33           6.00                2,121,835         2,143,550
Federal Natl Mtge Assn #743524
     11-01-33           5.00                3,946,306         3,848,230
Federal Natl Mtge Assn #753508
     11-01-33           5.00                4,249,550         4,143,939
Federal Natl Mtge Assn #790382
     09-01-34           4.84                5,615,114(k)      5,575,519
Federal Natl Mtge Assn #791447
     10-01-34           6.00                6,737,840         6,802,670
Federal Natl Mtge Assn #797042
     06-01-34           5.50                3,392,330         3,365,431
Federal Natl Mtge Assn #797046
     07-01-34           5.50                4,060,357         4,028,162
Federal Natl Mtge Assn #797048
     06-01-34           5.50                1,499,367         1,487,478
Federal Natl Mtge Assn #797168
     02-01-35           4.64                6,967,590(k)      6,847,450
Federal Natl Mtge Assn #799769
     11-01-34           5.06                5,602,956(k)      5,554,211
Federal Natl Mtge Assn #801344
     10-01-34           5.07                6,281,885(k)      6,242,623
Federal Natl Mtge Assn #815463
     02-01-35           5.50                3,413,846         3,386,777
Federal Natl Mtge Assn #832641
     09-01-35           6.00                9,140,623         9,227,138
Federal Natl Mtge Assn #836561
     10-01-35           6.00                5,843,562         5,898,871
Federal Natl Mtge Assn #845070
     12-01-35           5.10                2,966,687(k)      2,943,836
Federal Natl Mtge Assn #849082
     01-01-36           5.87                3,699,942(k)      3,737,668
Federal Natl Mtge Assn #849170
     01-01-36           5.99                5,227,320(k)      5,300,735


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
     AT FEB. 28, 2006

Issuer                 Coupon               Principal          Value(a)
                        rate                   amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn
    Collateralized Mtge Obligation
     07-25-23           5.50%             $17,353,848       $17,350,603
     12-25-26           8.00                3,058,543         3,243,690
     06-25-33           6.46                  813,828(k)        820,601
     04-25-34           5.50                4,425,181         4,426,276
Federal Natl Mtge Assn
    Collateralized Mtge Obligation
    Interest Only
     12-25-12          20.00                5,894,621(i)        232,326
     11-25-13          10.08               10,640,875(i)        670,138
     03-25-23           8.45                2,375,629(i)        422,493
     12-25-31           9.42                2,941,701(i)        478,933
Federal Natl Mtge Assn
    Collateralized Mtge Obligation
    Interest Only/Inverse Floater
     02-25-32          17.94                4,431,000(h,i)      374,204
Federal Natl Mtge Assn
    Collateralized Mtge Obligation
    Principal Only
     06-25-21           2.44                   42,439(j)         38,284
Federal Natl Mtge Assn
    Interest Only
     08-01-18           3.80                    7,302(i)          2,079
     01-15-20          20.00                  294,139(i)         59,535
     07-25-22          20.00                  894,096(i)        150,399
Govt Natl Mtge Assn #615740
     08-15-13           6.00                1,413,242         1,450,262
Govt Natl Mtge Assn #781507
     09-15-14           6.00                6,849,811         7,029,216

Bonds (continued)

Issuer                 Coupon               Principal          Value(a)
                        rate                  amount

Mortgage-Backed (cont.)
Govt Natl Mtge Assn
    Collateralized Mtge Obligation
    Interest Only
     03-20-29           7.17%              $4,927,552(i)       $361,998
GSR Mtge Loan Trust
    Collateralized Mtge Obligation
    Series 2005-AR2 Cl 2A1
     04-25-35           4.86                4,995,357(k)      4,918,079
Harborview Mtge Loan Trust
    Collateralized Mtge Obligation
    Series 2004-4 Cl 3A
     06-19-34           2.98                6,453,469(k)      6,333,765
Washington Mutual
    Collateralized Mtge Obligation
    Series 2002-AR15 Cl A5
     12-25-32           4.38                5,247,029(k)      5,165,342
Washington Mutual
    Collateralized Mtge Obligation
    Series 2005-AR3 Cl A2
     03-25-35           4.65                7,606,233(k)      7,451,446
Wells Fargo Mtge Backed Securities Trust
    Collateralized Mtge Obligation
    Series 2005-10 Cl A1
     10-25-35           5.00                6,923,194         6,617,258
Wells Fargo Mtge Backed Securities Trust
    Collateralized Mtge Obligation
    Series 2005-5 Cl 2A1
     05-25-35           5.50                5,606,980         5,519,371

Bonds (continued)

Issuer                 Coupon               Principal          Value(a)
                        rate                  amount

Mortgage-Backed (cont.)
Wells Fargo Mtge Backed Securities Trust
    Collateralized Mtge Obligation
    Series 2005-AR2 Cl 2A2
     03-25-35           4.55%              $4,054,076(k)     $3,965,251
Total                                                       643,873,052

Total Bonds
(Cost: $1,226,318,898)                                   $1,211,411,137

Short-Term Securities (12.6%)(c)
Issuer              Effective                 Amount           Value(a)
                        yield              payable at
                                            maturity

U.S. Government Agencies (7.0%)
Federal Home Loan Bank Disc Nts
     03-10-06           4.43%             $16,800,000       $16,779,374
Federal Home Loan Mtge Corp Disc Nts
     03-20-06           4.43               50,000,000        49,877,776
     03-27-06           4.41               15,600,000        15,548,286
Total                                                        82,205,436

Commercial Paper (5.6%)
Alpine Securitization
     03-13-06           4.52               20,000,000(n)     19,967,428
Dakota Nts
     03-01-06           4.57               36,700,000(n)     36,695,341
Kitty Hawk Funding
     03-13-06           4.53               10,000,000(n)      9,983,678
Total                                                        66,646,447

Total Short-Term Securities
(Cost: $148,870,393)                                       $148,851,883

Total Investments in Securities
(Cost: $1,375,189,291)(o)                                $1,360,263,020


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2005.

(b)  At Feb. 28, 2006, security was partially or fully on loan.

(c) Cash collateral received from security lending activity is invested in short-term securities and represents 9.0% of net assets. 3.6% of net assets is the Fund's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $7,481,132 or 0.6% of net assets.

(e) At Feb. 28, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $59,205,482.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at Feb. 28, 2006:

     Security          Principal        Settlement   Proceeds             Value
                       amount           date         receivable
--------------------------------------------------------------------------------
     Federal Natl Mtge Assn
     03-01-21 5.50%    $30,500,000      3-16-06      $30,538,125     $30,633,438

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
     AT FEB. 28, 2006

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Feb. 28, 2006. At Feb. 28, 2006, the value of inverse floaters represented 0.1% of net assets.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2006.

(j) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2006.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

(l) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                           Notional amount
--------------------------------------------------------------------------------
     Purchase contracts
     U.S. Long Bond, June 2006, 20-year                              $8,600,000
     U.S. Treasury Note, June 2006, 2-year                           68,800,000

     Sale contracts
     U.S. Treasury Note, March 2006, 5-year                          28,100,000
     U.S. Treasury Note, March 2006, 10-year                         15,700,000

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

(n) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $66,646,447 or 5.6% of net assets.

(o) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $1,375,189,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $  2,281,000

     Unrealized depreciation                                       (17,207,000)
--------------------------------------------------------------------------------
     Net unrealized depreciation                                  $(14,926,000)
--------------------------------------------------------------------------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
4-- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
    AT FEB. 28, 2006

                                                              S-6042-80 E (4/06)

                            PORTFOLIO HOLDINGS FOR
                                  RIVERSOURCE
                         U.S. GOVERNMENT MORTGAGE FUND
                               AT FEB. 28, 2006


INVESTMENTS IN SECURITIES

RiverSource U.S. Government Mortgage Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Bonds (105.6%)

Issuer              Coupon         Principal                   Value(a)
                     rate            amount

Asset-Backed (0.3%)
Residential Asset Securities
 Series 2006-KS1 Cl A2
   02-25-36          4.72%          $830,000(c)                $829,741

Commercial Mortgage-Backed (0.8%)(f)
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl CFL
   02-05-19          4.92          2,000,000(c,d)             2,000,000

Mortgage-Backed (104.4%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
   03-25-36          5.74            918,877(e)                 920,212
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-F Cl B1
   07-25-34          4.13            541,782(e)                 523,962
Bank of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
   01-25-34          6.00            713,054                    708,020
Bank of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
   01-25-19          4.75            374,283                    363,289
Chaseflex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
   06-25-35          6.50            772,138                    787,581
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
   11-25-35          5.50            631,751                    623,904
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
   04-25-35          7.50            570,109                    588,670

Bonds (continued)

Issuer              Coupon         Principal                   Value(a)
                     rate            amount

Mortgage-Backed (cont.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
   03-25-36          6.00%        $1,989,000                 $1,982,446
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2004-12 Cl 1M
   08-25-34          4.59            374,054(e)                 363,079
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
   03-25-35          5.18          1,402,949(e)               1,382,384
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
   06-25-35          7.00            755,948(d)                 783,297
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
   03-20-36          5.42            648,500(e)                 646,243
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-AR5 Cl CB1
   06-25-34          4.39            370,330(e)                 358,958
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-10 Cl 4A1
   11-25-35          6.50            943,522                    957,589
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-12 Cl 3A1
   01-25-36          7.00          1,106,770                  1,133,564
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-8 Cl 7A1
   09-25-35          7.00          1,302,836                  1,329,412

Bonds (continued)

Issuer              Coupon          Principal                   Value(a)
                     rate            amount

Mortgage-Backed (cont.)
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
   08-19-45          6.38%        $7,752,978(g)                $109,026
Federal Home Loan Mtge Corp #555140
   03-01-10          8.00            237,922                    244,703
Federal Home Loan Mtge Corp #555300
   10-01-17          8.00            407,491                    427,743
Federal Home Loan Mtge Corp #89232
   04-01-17          7.00            948,085                    980,255
Federal Home Loan Mtge Corp #A10892
   07-01-33          6.00            848,054                    862,793
Federal Home Loan Mtge Corp #A15111
   10-01-33          6.00          1,185,830                  1,198,754
Federal Home Loan Mtge Corp #A21059
   04-01-34          6.50            670,752                    686,367
Federal Home Loan Mtge Corp #A25174
   08-01-34          6.50            620,031                    634,464
Federal Home Loan Mtge Corp #C53098
   06-01-31          8.00            407,015                    434,890
Federal Home Loan Mtge Corp #C53878
   12-01-30          5.50          1,291,143                  1,285,081
Federal Home Loan Mtge Corp #C68876
   07-01-32          7.00            232,879                    240,785
Federal Home Loan Mtge Corp #C69665
   08-01-32          6.50          2,962,695                  3,036,906
Federal Home Loan Mtge Corp #C79930
   06-01-33          5.50          1,923,492                  1,911,291
Federal Home Loan Mtge Corp #D95232
   03-01-22          6.50            427,496                    440,321
Federal Home Loan Mtge Corp #D95371
   04-01-22          6.50            659,020                    683,649
Federal Home Loan Mtge Corp #E00285
   01-01-09          7.00            154,797                    157,728
Federal Home Loan Mtge Corp #E81240
   06-01-15          7.50          1,231,337                  1,305,980


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1-RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND-PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer              Coupon        Principal                   Value(a)
                     rate          amount

Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp #E88036
   02-01-17          6.50%        $1,833,696                 $1,884,273
Federal Home Loan Mtge Corp #E88468
   12-01-16          6.50            351,072                    361,697
Federal Home Loan Mtge Corp #E92454
   11-01-17          5.00          2,218,499                  2,193,841
Federal Home Loan Mtge Corp #E93685
   01-01-18          5.50          1,497,166                  1,503,835
Federal Home Loan Mtge Corp #E96522
   05-01-18          5.00            889,581                    879,823
Federal Home Loan Mtge Corp #E96523
   05-01-18          5.00          1,033,341                  1,022,271
Federal Home Loan Mtge Corp #E97855
   08-01-18          5.00          2,154,968                  2,136,120
Federal Home Loan Mtge Corp #E99684
   10-01-18          5.00            502,816                    497,281
Federal Home Loan Mtge Corp #G01169
   01-01-30          5.50          1,948,666                  1,939,443
Federal Home Loan Mtge Corp #G01535
   04-01-33          6.00          2,526,815                  2,568,818
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
   10-15-27          5.00          2,225,000                  2,194,567
   06-15-28          5.00          2,200,000                  2,169,714
   12-15-28          5.50            635,000                    634,089
   02-15-33          5.50          3,159,089                  3,167,182
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
   02-15-14         17.16            978,084(g)                  53,296
   07-15-17          7.50            732,102(g)                  83,568
   10-15-22         14.56          1,134,364(g)                  63,511
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
   11-15-19         19.20          1,385,075(g,h)                99,823
   03-15-32         15.04            431,114(g,h)                35,294
Federal Natl Mtge Assn
   03-01-21          5.00          4,725,000(b)               4,661,506
   03-01-21          5.50            400,000(b)                 401,750
   03-01-36          5.50            500,000(b)                 495,313
   03-01-36          6.00          9,450,000(b)               9,535,637
   03-01-36          6.50          1,700,000(b)               1,740,375
   04-01-36          6.00          1,630,000(b)               1,644,263
Federal Natl Mtge Assn #13481
   05-01-08          7.75            127,083                    130,827
Federal Natl Mtge Assn #252409
   03-01-29          6.50          2,038,311                  2,130,236
Federal Natl Mtge Assn #254793
   07-01-33          5.00          2,838,038                  2,767,505
Federal Natl Mtge Assn #254916
   09-01-23          5.50          2,462,636                  2,462,681
Federal Natl Mtge Assn #313470
   08-01-10          7.50            417,373                    430,859
Federal Natl Mtge Assn #323362
   11-01-28          6.00          3,673,276                  3,716,889
Federal Natl Mtge Assn #323715
   05-01-29          6.00            653,696                    661,457
Federal Natl Mtge Assn #344909
   04-01-25          8.00          1,006,209                  1,082,246

Bonds (continued)

Issuer               Coupon        Principal                   Value(a)
                      rate          amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #357514
   03-01-34          5.50%        $2,909,938                 $2,889,326
Federal Natl Mtge Assn #357947
   09-01-35          6.00          1,958,826                  1,977,366
Federal Natl Mtge Assn #426860
   10-01-09          8.50             50,562                     50,843
Federal Natl Mtge Assn #483691
   12-01-28          7.00          1,349,989                  1,414,808
Federal Natl Mtge Assn #487757
   09-01-28          7.50          1,066,437                  1,119,164
Federal Natl Mtge Assn #514704
   01-01-29          6.00          1,069,711                  1,082,412
Federal Natl Mtge Assn #545008
   06-01-31          7.00          2,022,505                  2,109,607
Federal Natl Mtge Assn #545339
   11-01-31          6.50            354,936                    367,077
Federal Natl Mtge Assn #545818
   07-01-17          6.00          3,943,552                  4,027,736
Federal Natl Mtge Assn #545864
   08-01-17          5.50          2,086,732                  2,099,819
Federal Natl Mtge Assn #555063
   11-01-17          5.50          1,511,388                  1,520,599
Federal Natl Mtge Assn #555458
   05-01-33          5.50          2,054,306                  2,040,192
Federal Natl Mtge Assn #555734
   07-01-23          5.00            909,751                    892,353
Federal Natl Mtge Assn #555740
   08-01-18          4.50          4,753,223                  4,629,009
Federal Natl Mtge Assn #581418
   06-01-31          7.00          1,225,993                  1,280,243
Federal Natl Mtge Assn #583088
   06-01-29          6.00          3,615,087                  3,677,898
Federal Natl Mtge Assn #592270
   01-01-32          6.50            868,305                    898,011
Federal Natl Mtge Assn #596505
   08-01-16          6.50            260,750                    268,578
Federal Natl Mtge Assn #601416
   11-01-31          6.50            451,690                    466,234
Federal Natl Mtge Assn #624979
   01-01-32          6.00          1,071,720                  1,086,051
Federal Natl Mtge Assn #626670
   03-01-32          7.00            739,488                    772,841
Federal Natl Mtge Assn #627426
   03-01-17          6.50            649,401                    668,473
Federal Natl Mtge Assn #630992
   09-01-31          7.00          2,265,753                  2,371,704
Federal Natl Mtge Assn #630993
   09-01-31          7.50          2,179,772                  2,286,348
Federal Natl Mtge Assn #631388
   05-01-32          6.50          2,474,336                  2,553,093
Federal Natl Mtge Assn #632412
   12-01-17          5.50          1,713,610                  1,724,172
Federal Natl Mtge Assn #632856
   03-01-17          6.00            755,309                    771,418
Federal Natl Mtge Assn #633674
   06-01-32          6.50          1,010,098                  1,045,422
Federal Natl Mtge Assn #635231
   04-01-32          7.00            411,613                    427,387
Federal Natl Mtge Assn #635908
   04-01-32          6.50          1,861,610                  1,914,579

Bonds (continued)

Issuer              Coupon          Principal                   Value(a)
                     rate            amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #636812
   04-01-32          7.00%          $175,672                   $182,569
Federal Natl Mtge Assn #640200
   10-01-31          9.50            105,138                    116,122
Federal Natl Mtge Assn #640207
   03-01-17          7.00             44,904                     46,174
Federal Natl Mtge Assn #640208
   04-01-17          7.50             84,875                     88,818
Federal Natl Mtge Assn #644805
   05-01-32          7.00          1,653,058                  1,724,024
Federal Natl Mtge Assn #645053
   05-01-32          7.00            904,744                    936,234
Federal Natl Mtge Assn #646189
   05-01-32          6.50            719,955                    738,631
Federal Natl Mtge Assn #654071
   09-01-22          6.50            729,681                    752,207
Federal Natl Mtge Assn #654685
   11-01-22          6.00            614,845                    624,720
Federal Natl Mtge Assn #655635
   08-01-32          6.50          1,150,128                  1,189,064
Federal Natl Mtge Assn #656514
   09-01-17          6.50          1,622,929                  1,671,774
Federal Natl Mtge Assn #660186
   11-01-32          6.00          3,142,313                  3,193,190
Federal Natl Mtge Assn #663651
   10-01-17          5.50            702,659                    706,957
Federal Natl Mtge Assn #663667
   11-01-17          5.50            646,751                    650,462
Federal Natl Mtge Assn #665752
   09-01-32          6.50          1,598,749                  1,640,221
Federal Natl Mtge Assn #667302
   01-01-33          7.00            880,200                    916,208
Federal Natl Mtge Assn #667604
   10-01-32          5.50            652,135                    647,447
Federal Natl Mtge Assn #670382
   09-01-32          6.00          1,556,058                  1,573,297
Federal Natl Mtge Assn #676683
   12-01-32          6.00          1,474,546                  1,490,882
Federal Natl Mtge Assn #677089
   01-01-33          5.50            828,616                    822,660
Federal Natl Mtge Assn #677294
   01-01-33          6.00          2,040,656                  2,063,263
Federal Natl Mtge Assn #681080
   02-01-18          5.00          1,218,180                  1,204,269
Federal Natl Mtge Assn #682229
   03-01-33          5.50          2,846,339                  2,825,879
Federal Natl Mtge Assn #684585
   02-01-33          5.50          1,950,399                  1,939,045
Federal Natl Mtge Assn #684843
   02-01-18          5.50          2,314,287                  2,328,474
Federal Natl Mtge Assn #684853
   03-01-33          6.50            317,697                    326,895
Federal Natl Mtge Assn #688002
   03-01-33          5.50          2,058,771                  2,047,934
Federal Natl Mtge Assn #689026
   05-01-33          5.50            481,450                    478,456
Federal Natl Mtge Assn #689093
   07-01-28          5.50          1,300,854                  1,292,944
Federal Natl Mtge Assn #694628
   04-01-33          5.50          2,604,795                  2,591,187


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2-RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND-PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #694795
   04-01-33          5.50%        $3,254,567                 $3,237,305
Federal Natl Mtge Assn #695220
   04-01-33          5.50          1,761,109                  1,748,634
Federal Natl Mtge Assn #695460
   04-01-18          5.50          2,982,559                  3,000,635
Federal Natl Mtge Assn #697145
   03-01-23          5.50          1,570,679                  1,570,679
Federal Natl Mtge Assn #699424
   04-01-33          5.50          2,120,670                  2,109,588
Federal Natl Mtge Assn #701101
   04-01-33          6.00          2,840,602                  2,869,672
Federal Natl Mtge Assn #704610
   06-01-33          5.50          2,850,550                  2,830,359
Federal Natl Mtge Assn #704657
   05-01-18          5.00          1,558,225                  1,540,431
Federal Natl Mtge Assn #705655
   05-01-33          5.00            925,279                    902,283
Federal Natl Mtge Assn #708503
   05-01-33          6.00            458,680                    464,917
Federal Natl Mtge Assn #708504
   05-01-33          6.00            775,475                    786,224
Federal Natl Mtge Assn #710780
   05-01-33          6.00            329,403                    332,774
Federal Natl Mtge Assn #711206
   05-01-33          5.50          1,644,966                  1,633,314
Federal Natl Mtge Assn #711239
   07-01-33          5.50            666,906                    662,182
Federal Natl Mtge Assn #711501
   05-01-33          5.50          1,013,800                  1,007,834
Federal Natl Mtge Assn #720006
   07-01-33          5.50          2,616,431(i)               2,597,898
Federal Natl Mtge Assn #720378
   06-01-18          4.50          2,078,903                  2,024,680
Federal Natl Mtge Assn #723771
   08-01-28          5.50          1,314,204                  1,306,212
Federal Natl Mtge Assn #725232
   03-01-34          5.00          2,102,101                  2,049,859
Federal Natl Mtge Assn #725684
   05-01-18          6.00          1,157,171                  1,180,088
Federal Natl Mtge Assn #725719
   07-01-33          4.84            642,753(e)                 628,806
Federal Natl Mtge Assn #726940
   08-01-23          5.50          1,778,005                  1,766,993
Federal Natl Mtge Assn #730153
   08-01-33          5.50            993,440                    986,403
Federal Natl Mtge Assn #733367
   08-01-23          5.50          1,457,987                  1,448,950
Federal Natl Mtge Assn #735057
   01-01-19          4.50          7,496,447                  7,300,920
Federal Natl Mtge Assn #735160
   12-01-34          4.34            834,196(e)                 810,980
Federal Natl Mtge Assn #743524
   11-01-33          5.00          2,400,669                  2,341,007
Federal Natl Mtge Assn #743579
   11-01-33          5.50          2,071,222                  2,056,552
Federal Natl Mtge Assn #747339
   10-01-23          5.50          1,569,302                  1,559,575
Federal Natl Mtge Assn #747536
   11-01-33          5.00          2,295,053                  2,238,015

Bonds (continued)

Issuer              Coupon         Principal                   Value(a)
                     rate           amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #750932
   10-01-18          4.50%        $1,072,107                 $1,044,143
Federal Natl Mtge Assn #753507
   12-01-18          5.00          1,479,084                  1,462,494
Federal Natl Mtge Assn #753940
   12-01-18          5.00          1,457,674                  1,441,029
Federal Natl Mtge Assn #759342
   01-01-34          6.50            608,970                    629,652
Federal Natl Mtge Assn #761141
   12-01-18          5.00          1,931,625                  1,909,567
Federal Natl Mtge Assn #765760
   02-01-19          5.00          1,353,005                  1,337,555
Federal Natl Mtge Assn #766641
   03-01-34          5.00          3,805,437                  3,704,687
Federal Natl Mtge Assn #776962
   04-01-29          5.00          1,611,243                  1,565,609
Federal Natl Mtge Assn #790759
   09-01-34          4.81          1,450,965(e)               1,433,382
Federal Natl Mtge Assn #796728
   09-01-19          6.00            992,674                  1,012,055
Federal Natl Mtge Assn #828714
   07-01-35          5.00          2,820,655                  2,740,972
Federal Natl Mtge Assn #845070
   12-01-35          5.10            645,620(e)                 640,647
Federal Natl Mtge Assn
Collateralized Mtge Obligation
   12-25-26          8.00            436,935                    463,384
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
   12-25-12         13.29            721,790(g)                  28,448
   12-25-22          8.27            290,070(g)                  41,780
   12-25-31          9.42            653,711(g)                 106,430
   12-25-33          8.31            588,773(g)                 132,829
First Horizon Alternative Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-AA3 Cl 3A1
   05-25-35          5.39          1,014,458(c)               1,011,192
First Horizon Alternative Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-AA4 Cl B1
   06-25-35          5.37            349,547                    352,637
Govt Natl Mtge Assn #518371
   02-15-30          7.00            221,551                    231,567
Govt Natl Mtge Assn #528344
   03-15-30          7.00            450,349                    470,707
Govt Natl Mtge Assn #556293
   12-15-31          6.50            517,337                    539,342
Govt Natl Mtge Assn #583182
   02-15-32          6.50            686,018                    715,458
Govt Natl Mtge Assn #595256
   12-15-32          6.00            487,412                    497,852
Govt Natl Mtge Assn #619613
   09-15-33          5.00          2,102,942                  2,072,203
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
   01-19-36          4.91          1,019,916(e)               1,019,468

Bonds (continued)

Issuer              Coupon         Principal                   Value(a)
                     rate           amount

Mortgage-Backed (cont.)
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
   04-25-35          0.80%       $16,240,665(g)                $177,632
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR3 Cl 3A1
   04-25-35          5.32            307,533(e)                 305,093
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
   02-25-19          5.00            587,554                    581,311
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
   08-25-19          5.00            494,418                    485,069
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
   09-25-19          5.00            681,439                    668,580
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
   04-25-35          5.50          1,537,000                  1,497,653
Sequoia Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl A2
   02-25-36          6.19          1,000,000                  1,004,967
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-5 Cl B1
   05-25-34          4.60            423,030(e)                 412,171
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
   07-25-35          5.53            909,474(e)                 902,255
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
   10-25-33          5.50          1,459,566                  1,433,235
Washington Mutual
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
   07-25-19          4.50            814,292                    777,819
Washington Mutual
 Collateralized Mtge Obligation
 Series 2004-CB4 Cl 22A
   12-25-19          6.00          1,926,539                  1,941,710
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR17 Cl A1C1
   12-25-45          4.77            529,630(e)                 529,628
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
   10-25-35          5.00          2,472,569                  2,363,306


See accompanying notes to investments in securities.

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3-RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND-PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer              Coupon          Principal                   Value(a)
                     rate            amount

Mortgage-Backed (cont.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
   05-25-35          5.50%          $934,497                   $919,895
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-AR1 Cl 1A1
   02-25-35          4.55            965,848(e)                 949,728
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-AR16 Cl 6A3
   10-25-35          5.00          1,312,673(e)               1,291,788
Total 266,526,804

Total Bonds
(Cost: $273,013,010)                                       $269,356,545


Short-Term Securities (1.3%)

Issuer             Effective        Amount                    Value(a)
                     yield          payable
                                  at maturity

Commercial Paper
Dakota Nts
 03-01-06            4.57%        $3,200,000(j)              $3,199,594

Total Short-Term Securities
(Cost: $3,200,000)                                           $3,199,594

Total Investments in Securities
(Cost: $276,213,010(k)                                     $272,556,139


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2005.

(b) At Feb. 28, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $18,480,961.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $2,783,297 or 1.1% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2006.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Feb. 28, 2006. At Feb. 28, 2006, the value of inverse floaters represented 0.1% of net assets.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                                  Notional amount
      Purchase contracts
      U.S. Long Bond, June 2006, 20-year                                  $7,200,000

      Sale contracts
      U.S. Treasury Note, March 2006, 2-year                               4,800,000
      U.S. Treasury Note, March 2006, 10-year                              2,700,000
      U.S. Treasury Note, June 2006, 5-year                                1,500,000
      U.S. Treasury Note, June 2006, 10-year                               2,000,000

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $3,199,594 or 1.3% of net assets.

--------------------------------------------------------------------------------
4-RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND-PORTFOLIO HOLDINGS AT FEB. 28, 2006

(k) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $276,213,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $   472,000

      Unrealized depreciation                                   (4,129,000)
      --------------------------------------------------------------------------
      Net unrealized depreciation                              $(3,657,000)
      --------------------------------------------------------------------------


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
5-RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND-PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6245-80 E (4/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP GOVERNMENT INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 25, 2006